S000026520 [Member] Expense Example, No Redemption - Nuveen Global Equity Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 682
Expense Example, No Redemption, 3 Years	924
Expense Example, No Redemption, 5 Years	1,196
Expense Example, No Redemption, 10 Years	1,969
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	189
Expense Example, No Redemption, 3 Years	602
Expense Example, No Redemption, 5 Years	1,051
Expense Example, No Redemption, 10 Years	2,298
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	88
Expense Example, No Redemption, 3 Years	292
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,192